Note 18 - Financial Instruments - Estimated Fair Value of Outstanding Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 24, 2015	Jun. 11, 2014	Jun. 06, 2014
Warrant Shares Outstanding (in shares)	3,381,791	4,743,700		330,000	5,000,000
Term (Year)	5 years	5 years
Warrant Exercise Price (in dollars per share)	$ 1.97	$ 2.80	$ 2.80		$ 25
Fair Value - Liability	$ 3,222	$ 3,216